Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Bank Consolidated its Financial Statements
As of December 31, 2024 and 2023, the Bank’s interest in the companies it consolidates is as follows:

Subsidiaries (1)	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,885,683	100.00%	100.00%
Macro Fiducia SAU (2)	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	327,183	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU	Common	1,001,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%
Macro Agro SAU (formerly known as Comercio Interior SAU) (3)	Common	615,519	100.00%	100.00%
BMA Asset Management SGFCISA (4)	Common	91,950	100.00%	100.00%
BMA Valores SA (4)	Common	52,419,500	100.00%	100.00%

(1)	See Note 14.2 related to the merger with Banco BMA SAU.
(2)	On May 9, 2024, the Bank made an irrevocable contribution of 250,000 (not restated) to Macro Fiducia SAU.
(3)	Interest acquired in May 2023 (see Note 14).
(4)	Interest acquired in November 2023 (see Note 14).

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and all its subsidiaries as of December 31, 2024 and 2023 are as follows:

Entity	Balances as of 12/31/2024
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA (1)	14,178,319,006	10,129,235,928	4,049,083,078
Macro Bank Limited	144,915,763	99,313,229	45,602,534
Macro Securities SAU (2)	402,007,719	217,660,348	184,347,371
Macro Fiducia SAU	1,453,214	38,164	1,415,050
Argenpay SAU	40,782,967	25,616,970	15,165,997
Fintech SGR	49,554,739	47,382,064	543,151	1,629,524
Macro Agro SAU (formerly known as Comercio Interior SAU)	32,490,416	30,129,909	2,360,507
BMA Asset Management SGFCISA	16,485,476	241,769	16,243,707
BMA Valores SA	5,786,161	72,787	5,713,374
Eliminations	(379,370,630)	(107,978,939)	(271,391,691)

Consolidated	14,492,424,831	10,441,712,229	4,049,083,078	1,629,524

(1)	See Note 14.2 related to the merger with Banco BMA SAU.
(2)	Includes the amounts from its subsidiary Macro Fondos SGFCISA.

Entity	Balances as of 12/31/2023
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA (1)	14,182,758,254	9,744,149,907	4,438,608,347
Macro Bank Limited	211,041,322	151,421,144	59,620,178
Macro Securities SAU (2)	374,789,204	249,762,292	125,026,912
Macro Fiducia SAU	1,417,327	103,786	1,313,541
Argenpay SAU	33,125,773	18,014,966	15,110,807
Fintech SGR	36,531,677	35,178,989	338,156	1,014,532
Macro Agro SAU (formerly known as Comercio Interior SAU)	52,461,903	50,777,081	1,684,822
BMA Asset Management SGFCISA	20,628,998	4,807,724	15,821,274
BMA Valores SA	13,036,864	7,306,883	5,729,981
Eliminations	(295,971,128)	(71,325,457)	(224,645,671)

Consolidated	14,629,820,194	10,190,197,315	4,438,608,347	1,014,532

(1)	See Note 14.2 related to the merger with Banco BMA SAU.
(2)	Includes the amounts from its subsidiary Macro Fondos SGFCISA.